Trade and Other Payables and Accrued Liabilities - Schedule of Trade and Other Payables and Accrued Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Trade and other payables [abstract]
Trade payables	€ 79,555	€ 57,335
Other payables	43,457	55,889
Trade and other payables	123,012	113,224
Accrual for personnel	26,040	17,618
Accrued audit and closing fees	4,251	2,415
Accrued legal fees	8,008	0
Accrued commissions	346	33
Accrued liabilities	€ 38,645	€ 20,066